DEBT INSTRUMENTS IN ISSUE - Summary (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue		$ 7,409,693	[1]		$ 11,275,216
Discontinued operations
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue		3,429,730
Banistmo S.A. | Discontinued operations
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue		3,429,730
Banistmo S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance				$ 585,051
Debt instruments in issue					$ 2,617,132
Banistmo S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate				4.25%	4.25%
Banistmo S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate				6.35%	6.35%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 44,100			$ 51,734
Debt instruments in issue		$ 170,272			$ 246,083
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.00%	5.00%		5.15%	5.15%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.20%	5.20%		5.50%	5.50%
Banco Agrícola S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 42,000			$ 117,182
Debt instruments in issue		$ 158,051			$ 517,068
Banco Agrícola S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	6.26%	6.26%		5.60%	5.60%
Banco Agrícola S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.56%	7.56%		7.70%	7.70%
Bancolombia Panamá S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 30,084			$ 20,338
Debt instruments in issue		$ 116,925			$ 95,070
Bancolombia Panamá S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	4.20%	4.20%		5.00%	5.00%
Bancolombia Panamá S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.40%	5.40%		6.00%	6.00%
Grupo Agromercantil Holding S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 469			$ 464
Debt instruments in issue		$ 1,763			$ 2,044
Grupo Agromercantil Holding S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.25%	0.25%		0.25%	0.25%
Grupo Agromercantil Holding S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.50%	5.50%		7.25%	7.25%
Bancolombia S.A. | Local currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 2,161,877			$ 2,253,761
Debt instruments in issue		$ 2,172,288			$ 2,244,212
Bancolombia S.A. | Local currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.90%	7.90%		7.80%	7.80%
Bancolombia S.A. | Local currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	12.25%	12.25%		12.49%	12.49%
Bancolombia S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 1,279,507			$ 1,247,766
Debt instruments in issue		$ 4,790,394			$ 5,553,607
Coverage of net investment abroad	$ 528,000,000,000
Hedge of net asset in a foreign operation				$ 884,544,000,000
Bancolombia S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	4.40%	4.40%		5.20%	5.20%
Bancolombia S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	8.82%	8.82%		8.82%	8.82%

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.